Stock Option and Purchase Plans (Details 2) (Restricted stock, USD $)	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Restricted stock
Summary of restricted stock activity under our stock incentive plan
Nonvested, Shares Beginning Balance	61,250	49,400	38,900
Granted, Shares	24,950	24,150	20,000
Vested, Shares	(19,350)	(10,400)	(9,300)
Forfeited, Shares	(3,250)	(1,900)	(200)
Nonvested, Shares Ending Balance	63,600	61,250	49,400
Nonvested, Weighted Average Grant Date Fair Value Beginning Balance	$ 22.42	$ 20.45	$ 21.19
Granted, Weighted Average Grant Date Fair Value	$ 37.29	$ 23.69	$ 23.01
Vested, Weighted Average Grant Date Fair Value	$ 20.40	$ 15.44	$ 29.00
Forfeited, Weighted Average Grant Date Fair Value	$ 27.88	$ 25.49	$ 23.01
Nonvested, Weighted Average Grant Date Fair Value Ending Balance	$ 28.64	$ 22.42	$ 20.45